COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Capital Commitments Under Non-Cancellable Construction Contracts	As of December 31, 2020, future minimum capital commitments under non-cancelable contracts were as follows:

	RMB	US$
Construction of leasehold improvements	784	120